CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Total revenues
Total revenues		$ 2,565.0	$ 2,414.7	$ 2,329.9
Operating expenses:
Total cost of revenues		319.3	282.6	304.4
Research and development		394.9	368.9	349.9
Selling and marketing		862.9	747.1	675.2
General and administrative		111.9	117.0	116.1
Total operating expenses		1,689.0	1,515.6	1,445.6
Operating income		876.0	899.1	884.3
Financial income, net		96.1	76.5	44.0
Income before taxes on income		972.1	975.6	928.3
Taxes on income		126.4	135.3	131.4
Net income		$ 845.7	$ 840.3	$ 796.9
Basic earnings per ordinary share		$ 7.65	$ 7.19	$ 6.37
Number of shares used in computing basic earnings per share		110,617,625	116,913,913	125,205,504
Diluted earnings per ordinary share		$ 7.46	$ 7.1	$ 6.31
Number of shares used in computing diluted earnings per share		113,406,896	118,347,749	126,338,989
Products and licenses
Total revenues
Total revenues		$ 507.9	$ 497.4	$ 554.9
Operating expenses:
Total cost of revenues	[1]	97.8	99.3	145.6
Security subscriptions
Total revenues
Total revenues		1,104.2	981.2	858.0
Operating expenses:
Total cost of revenues	[1]	72.6	57.0	41.4
Software updates and maintenance
Total revenues
Total revenues		952.9	936.1	917.0
Operating expenses:
Total cost of revenues	[1]	123.9	112.3	105.5
Amortization of technology
Operating expenses:
Total cost of revenues		$ 25.0	$ 14.0	$ 11.9

[1]	Not including amortization of technology shown separately.